STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
REVENUE
Cosmetic surgery services	$ 1,808,799	$ 1,716,431	$ 5,033,176	$ 4,768,397	$ 6,195,516	$ 4,835,389
Professional medical beauty services	1,992,726	1,199,960	6,058,016	3,688,854	4,940,433	2,998,806
Cosmetic dentistry services	54,789	139,043	111,177	371,001	427,427	579,822
Sales of goods	224,312	142,056	665,660	381,913	609,855	420,656
Total Revenue	4,080,626	3,197,490	11,868,029	9,210,165	12,173,231	8,834,673
Cost of service revenue
Cosmetic surgery services	(335,660)	(468,101)	(925,915)	(1,375,241)	(1,762,733)	(1,536,779)
Professional medical beauty services	(369,938)	(237,218)	(1,110,256)	(593,145)	(847,827)	(517,428)
Cosmetic dentistry services	(33,986)	(48,964)	(74,087)	(127,274)	(164,928)	(168,547)
Cost of goods sold	(89,894)	(141,814)	(246,522)	(193,776)	(228,078)	(162,705)
Depreciation	(128,450)	(101,957)	(377,999)	(248,224)	(349,328)	(206,831)
Total Cost of Revenue	(957,928)	(998,054)	(2,734,779)	(2,537,660)	(3,352,894)	(2,592,290)
GROSS PROFIT	3,122,698	2,199,436	9,133,250	6,672,505	8,820,337	6,242,383
OPERATING EXPENSES
Selling, general and administrative expenses	1,642,474	857,809	3,935,129	2,119,718	3,860,858	2,680,577
Advertising costs	1,291,847	520,612	2,941,036	1,205,331	3,014,871	1,290,545
Professional and consultant fees	39,995	152,945	235,758	531,851	716,910	138,292
Depreciation	119,019	44,494	305,459	122,567	197,071	125,768
Total Operating Expenses	3,093,335	1,575,860	7,417,382	3,979,467	7,789,710	4,235,182
INCOME FROM OPERATIONS	29,363	623,576	1,715,868	2,693,038	1,030,627	2,007,201
OTHER INCOME (EXPENSES)
Other income	1,542	24	1,570	641	4,574	52,714
Interest income	250	1,809	796	4,399	5,128	3,383
Interest expenses	(30,862)	(13,844)	(56,734)	(35,450)	(48,852)	(3,224)
Imputed interest	0	0	0	(247)	(250)	(1,027)
Other expenses	(13,044)	(20,654)	(38,213)	(95,623)	(41,530)	(66,489)
Total Other Expenses, net	(42,114)	(32,665)	(92,581)	(126,280)	(80,930)	(14,643)
(LOSS) INCOME FROM OPERATIONS BEFORE TAXES	(12,751)	590,911	1,623,287	2,566,758	949,697	1,992,558
Income tax expenses	(78,478)	(186,492)	(438,212)	(698,565)	(424,737)	(226,116)
NET (LOSS) INCOME	(91,229)	404,419	1,185,075	1,868,193	524,960	1,766,442
Net loss attributable to noncontrolling interest	18,577	3,040	27,916	3,040	19,607	0
NET (LOSS) INCOME ATTRIBUTABLE TO CHINA SHESAYS COMMON STOCKHOLDERS	(72,652)	407,459	1,212,991	1,871,233	544,567	1,766,442
OTHER COMPREHENSIVE INCOME
Total foreign currency translation gain	62,897	74,071	153,718	90,047	108,972	1,073
Less: foreign currency translation gain attributable to noncontrolling interest	(201)	(54)	(520)	(54)	502	0
Foreign currency translation gain attributable to China Shesays common stockholders	62,696	74,017	153,198	89,993	109,474	1,073
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO CHINA SHESAYS COMMON STOCKHOLDERS	$ (9,956)	$ 481,476	$ 1,366,189	$ 1,961,226	$ 654,041	$ 1,767,515
Net (loss) income per share-basic and diluted	$ (0.01)	$ 0.02	$ 0.07	$ 0.12	$ 0.03	$ 0.13
Weighted average number of shares outstanding during the period
- basic and diluted	18,600,012	16,377,056	18,600,012	15,428,576	16,170,417	13,500,012